Schedule of investments

Delaware Investment Grade Fund December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 98.13%
Banking - 17.79%
Banco Bilbao Vizcaya Argentaria 6.50% µy	1,600,000	$1,696,000
Bank of America
2.456% 10/22/25 µ	1,260,000	1,268,099
3.458% 3/15/25 µ	2,475,000	2,584,974
5.125% µy	1,635,000	1,731,547
Bank of New York Mellon 3.25% 9/11/24	3,445,000	3,619,573
BBVA USA
2.875% 6/29/22	1,095,000	1,110,474
3.875% 4/10/25	1,290,000	1,354,783
Citibank 3.165% 2/19/22 µ	2,220,000	2,248,902
Citigroup 4.044% 6/1/24 µ	895,000	946,780
Citizens Financial Group 2.85% 7/27/26	2,205,000	2,245,958
Credit Suisse Group
144A 2.593% 9/11/25 #µ	2,915,000	2,925,092
144A 6.375% #µy	1,195,000	1,291,197
Fifth Third Bancorp 2.375% 1/28/25	825,000	826,119
Fifth Third Bank 3.85% 3/15/26	2,325,000	2,476,477
Goldman Sachs Group 4.95% µy	1,940,000	2,013,477
JPMorgan Chase & Co.
4.023% 12/5/24 µ	1,650,000	1,759,479
5.00% µy	1,855,000	1,931,519
KeyBank 3.40% 5/20/26	3,420,000	3,561,438
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 •	1,135,000	1,155,844
5.00% 11/24/25	1,715,000	1,931,650
PNC Bank 4.05% 7/26/28	1,010,000	1,108,372
PNC Financial Services Group 2.60% 7/23/26	3,040,000	3,080,682
Regions Financial 3.80% 8/14/23	1,095,000	1,159,128
Royal Bank of Scotland Group
3.754% 11/1/29 µ	705,000	719,852
8.625% µy	1,180,000	1,278,029
Santander UK 144A 5.00% 11/7/23 #	980,000	1,055,286
Truist Bank 2.636% 9/17/29 µ	4,010,000	4,008,417
UBS 7.625% 8/17/22	1,125,000	1,268,668
UBS Group
144A 3.126% 8/13/30 #µ	890,000	906,500
6.875% µy	905,000	943,689
US Bancorp 3.00% 7/30/29	4,385,000	4,531,443
		58,739,448
Basic Industry - 5.46%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	3,090,000	3,190,487
Methanex 5.25% 12/15/29	1,760,000	1,819,727

NQ-Q3V [12/19] 2/20 (1081157) 1

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Newmont Goldcorp 2.80% 10/1/29	2,750,000	$2,726,257
Packaging Corp. of America 3.00% 12/15/29	2,595,000	2,609,881
RPM International 4.55% 3/1/29	975,000	1,056,075
Sherwin-Williams 2.95% 8/15/29	2,825,000	2,863,454
Steel Dynamics
2.80% 12/15/24	570,000	573,764
3.45% 4/15/30	1,115,000	1,128,929
Teck Resources 6.25% 7/15/41	1,815,000	2,079,695
		18,048,269
Brokerage - 0.37%
Jefferies Group
4.15% 1/23/30	580,000	614,758
6.50% 1/20/43	515,000	613,428
		1,228,186
Capital Goods - 4.82%
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	1,350,000	1,449,089
Johnson Controls International 5.00% 3/30/20	5,000,000	5,032,425
L3Harris Technologies
2.90% 12/15/29	700,000	711,542
144A 3.85% 6/15/23 #	550,000	579,427
144A 4.40% 6/15/28 #	2,690,000	2,997,785
Roper Technologies 2.35% 9/15/24	2,575,000	2,590,244
United Technologies 3.65% 8/16/23	2,440,000	2,571,909
		15,932,421
Communications - 12.89%
AMC Networks 4.75% 8/1/25	875,000	880,106
American Tower 3.375% 5/15/24	1,805,000	1,874,276
AT&T
4.35% 3/1/29	1,690,000	1,879,190
4.50% 3/9/48	1,885,000	2,083,101
Charter Communications Operating
4.80% 3/1/50	610,000	642,094
4.908% 7/23/25	1,295,000	1,426,519
Comcast
2.65% 2/1/30	1,625,000	1,631,565
3.45% 2/1/50	295,000	302,216
4.40% 8/15/35	2,245,000	2,630,783
Crown Castle International 5.25% 1/15/23	1,635,000	1,776,320
Diamond Sports Group 144A 5.375% 8/15/26 #	847,000	858,372
Discovery Communications
4.125% 5/15/29	2,355,000	2,544,060
5.20% 9/20/47	60,000	69,852

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Fox
144A 4.03% 1/25/24 #	2,260,000	$2,409,351
144A 4.709% 1/25/29 #	1,800,000	2,051,589
Level 3 Financing 144A 3.875% 11/15/29 #	1,995,000	2,013,653
Time Warner Cable 7.30% 7/1/38	1,825,000	2,379,107
Time Warner Entertainment 8.375% 3/15/23	1,650,000	1,947,703
T-Mobile USA Escrow =†	275,000	0
Verizon Communications 4.50% 8/10/33	4,290,000	5,009,967
ViacomCBS 4.375% 3/15/43	2,815,000	2,983,416
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	823,000	872,874
Vodafone Group
4.25% 9/17/50	980,000	1,024,027
4.875% 6/19/49	2,815,000	3,267,903
		42,558,044
Consumer Cyclical - 5.23%
Dollar Tree 4.00% 5/15/25	1,450,000	1,550,984
Ford Motor Credit 8.125% 1/15/20	6,200,000	6,211,644
General Motors Financial
4.35% 4/9/25	2,440,000	2,614,657
5.25% 3/1/26	705,000	782,946
GLP Capital
3.35% 9/1/24	1,430,000	1,463,784
4.00% 1/15/30	1,200,000	1,227,627
Lowe’s 4.55% 4/5/49	2,900,000	3,418,539
		17,270,181
Consumer Non-Cyclical - 10.11%
AbbVie
144A 2.60% 11/21/24 #	945,000	951,477
144A 2.95% 11/21/26 #	2,695,000	2,739,452
144A 4.05% 11/21/39 #	1,180,000	1,251,267
Alcon Finance 144A 2.75% 9/23/26 #	2,315,000	2,358,804
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	1,900,000	2,025,505
4.15% 1/23/25	2,615,000	2,846,698
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	3,910,000	4,036,585
Cigna 144A 4.75% 11/15/21 #	3,220,000	3,375,996
Constellation Brands 3.15% 8/1/29	3,045,000	3,081,724
CVS Health
3.25% 8/15/29	725,000	737,273
4.78% 3/25/38	1,875,000	2,128,634
DH Europe Finance II
2.60% 11/15/29	1,840,000	1,834,465

NQ-Q3V [12/19] 2/20 (1081157) 3

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
DH Europe Finance II
3.25% 11/15/39	982,000	$990,669
3.40% 11/15/49	43,000	43,863
Gilead Sciences 4.15% 3/1/47	2,195,000	2,441,561
Mars 144A 3.20% 4/1/30 #	2,390,000	2,529,852
		33,373,825
Electric - 10.68%
AEP Texas 3.45% 1/15/50	640,000	641,357
AES 4.50% 3/15/23	685,000	703,553
CenterPoint Energy 2.95% 3/1/30	3,585,000	3,536,944
Dominion Energy 4.65% µy	1,195,000	1,220,597
Duke Energy 4.875% µy	1,495,000	1,570,012
Edison International 3.125% 11/15/22	985,000	1,000,583
Emera 6.75% 6/15/76 µ	1,390,000	1,572,813
Entergy Arkansas 4.20% 4/1/49	1,940,000	2,265,089
Entergy Mississippi 3.85% 6/1/49	280,000	305,609
Entergy Texas 3.55% 9/30/49	665,000	678,408
Evergy 2.90% 9/15/29	2,740,000	2,728,772
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,445,000	1,653,854
Interstate Power & Light 4.10% 9/26/28	1,145,000	1,255,546
Louisville Gas & Electric 4.25% 4/1/49	1,985,000	2,286,740
National Rural Utilities Cooperative Finance 5.25%
4/20/46 µ	620,000	672,112
NRG Energy
144A 3.75% 6/15/24 #	650,000	672,111
144A 4.45% 6/15/29 #	1,040,000	1,089,681
Southern California Edison
4.00% 4/1/47	760,000	798,996
4.875% 3/1/49	1,160,000	1,373,961
Southwestern Electric Power 4.10% 9/15/28	3,395,000	3,713,553
Union Electric 3.25% 10/1/49	1,815,000	1,801,330
Vistra Operations
144A 3.55% 7/15/24 #	1,660,000	1,681,899
144A 3.70% 1/30/27 #	695,000	690,479
144A 4.30% 7/15/29 #	290,000	295,791
Xcel Energy
2.60% 12/1/29	410,000	406,094
3.50% 12/1/49	645,000	656,521
		35,272,405
Energy - 12.49%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	2,545,000	2,938,139
Continental Resources 5.00% 9/15/22	1,629,000	1,640,882

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
5.25% 4/15/29	105,000	$117,931
6.25% 4/15/49	1,565,000	1,886,092
6.625% µy	1,665,000	1,575,956
Eni 144A 4.25% 5/9/29 #	1,850,000	2,030,585
Husky Energy 4.40% 4/15/29	1,670,000	1,797,715
Magellan Midstream Partners 5.00% 3/1/26	5,000,000	5,644,787
Marathon Oil 4.40% 7/15/27	3,165,000	3,441,134
MPLX
4.125% 3/1/27	3,340,000	3,507,555
5.50% 2/15/49	745,000	845,185
Noble Energy
3.25% 10/15/29	895,000	903,211
3.90% 11/15/24	760,000	803,213
4.20% 10/15/49	1,565,000	1,574,826
NuStar Logistics 5.625% 4/28/27	859,000	884,212
Occidental Petroleum
2.90% 8/15/24	1,645,000	1,672,176
3.50% 8/15/29	1,430,000	1,458,938
ONEOK 7.50% 9/1/23	1,640,000	1,914,199
Sabine Pass Liquefaction 5.75% 5/15/24	1,815,000	2,024,558
Schlumberger Holdings 144A 4.30% 5/1/29 #	1,795,000	1,969,950
Targa Resources Partners 5.875% 4/15/26	854,000	908,975
Transcanada Trust 5.50% 9/15/79 µ	1,610,000	1,693,720
		41,233,939
Finance Companies - 2.15%
AerCap Ireland Capital 3.65% 7/21/27	810,000	834,434
Aviation Capital Group 144A 3.50% 11/1/27 #	2,700,000	2,717,414
Avolon Holdings Funding
144A 3.95% 7/1/24 #	1,075,000	1,121,601
144A 4.375% 5/1/26 #	685,000	724,422
144A 5.25% 5/15/24 #	1,555,000	1,701,940
		7,099,811
Insurance - 2.52%
Brighthouse Financial 4.70% 6/22/47	2,765,000	2,563,310
Centene 144A 4.625% 12/15/29 #	640,000	675,648
Prudential Financial
3.70% 3/13/51	1,010,000	1,062,487
4.35% 2/25/50	345,000	397,045
Reinsurance Group of America 3.90% 5/15/29	2,635,000	2,810,148
SBL Holdings 144A 5.125% 11/13/26 #	795,000	799,796
		8,308,434

NQ-Q3V [12/19] 2/20 (1081157) 5

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas - 1.43%
Atmos Energy 3.375% 9/15/49	1,685,000	$1,709,957
NiSource 2.95% 9/1/29	3,010,000	3,001,777
		4,711,734
Real Estate Investment Trusts - 2.19%
Alexandria Real Estate Equities 2.75% 12/15/29	980,000	968,048
CubeSmart 3.00% 2/15/30	2,790,000	2,758,177
Simon Property Group 2.45% 9/13/29	1,800,000	1,771,548
UDR 3.00% 8/15/31	1,730,000	1,732,940
		7,230,713
Technology - 7.55%
Amphenol 2.80% 2/15/30	2,170,000	2,151,104
Apple 2.95% 9/11/49	1,065,000	1,034,363
Equinix 3.20% 11/18/29	1,685,000	1,694,385
Global Payments 2.65% 2/15/25	3,380,000	3,396,054
Intel
2.45% 11/15/29	1,810,000	1,804,622
3.25% 11/15/49	1,400,000	1,410,350
International Business Machines 3.00% 5/15/24	2,905,000	3,010,020
Microchip Technology
3.922% 6/1/21	435,000	444,919
4.333% 6/1/23	3,110,000	3,285,986
Micron Technology
4.663% 2/15/30	1,105,000	1,217,208
4.975% 2/6/26	1,010,000	1,121,215
NXP
144A 4.125% 6/1/21 #	630,000	646,008
144A 4.875% 3/1/24 #	2,585,000	2,819,827
SS&C Technologies 144A 5.50% 9/30/27 #	836,000	893,998
		24,930,059
Transportation - 1.26%
FedEx 4.05% 2/15/48	2,595,000	2,503,921
Norfolk Southern 4.15% 2/28/48	1,480,000	1,670,460
		4,174,381
Utilities - 1.19%
American Water Capital 3.45% 6/1/29	2,580,000	2,727,746
Aqua America 4.276% 5/1/49	1,075,000	1,204,937
		3,932,683

Total Corporate Bonds (cost $323,944,619)		324,044,533

6 NQ-Q3V [12/19] 2/20 (1081157)

(Unaudited)

	Number of shares	Value (US $)
Preferred Stock – 0.77%
Morgan Stanley 5.55% µ	2,500,000	$2,550,175
Total Preferred Stock (cost $2,537,500)		2,550,175
Total Value of Securities – 98.90%
(cost $326,482,119)		326,594,708

Receivables and Other Assets Net of Liabilities – 1.10% ★		3,626,866
Net Assets Applicable to 34,424,765 Shares Outstanding – 100.00%		$330,221,574

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $60,580,050, which represents
18.35% of the Fund’s net assets.
★ Includes $132,825 cash collateral held at broker for futures contracts as of Dec. 31, 2019.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
Rate will reset at a future date.
y No contractual maturity date.
†	Non-income producing security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-Q3V [12/19] 2/20 (1081157) 7

Schedule of investments

Delaware Investment Grade Fund (Unaudited)

The following futures contracts were outstanding at Dec. 31, 2019:

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
US Treasury 10
105 yr Notes	$13,484,297	$13,482,071	3/20/20	$2,226	$(6,672)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
yr – Year

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